ALLMERICA INVESTMENT TRUST
MONEY MARKET FUND

	440 Lincoln Street
	Worcester, Massachusetts 01653
	(508) 855-1000

	Money Market Fund (the "Fund") is a separate portfolio of Allmerica Investment Trust (the "Trust"), a professionally-managed, open-end investment company designed to provide an underlying investment vehicle for insurance-related accounts. Only one of the separate portfolios of the Trust, the Fund, is offered by this Prospectus.

	Currently, shares of the Fund may only be purchased by the separate accounts ("Separate Accounts") established by First Allmerica Financial Life Insurance Company ("First Allmerica") or Allmerica Financial Life Insurance and Annuity Company ("Allmerica Life"), a subsidiary of First Allmerica, for the purpose of funding variable annuity contracts or variable life insurance policies. The prospectus of the specific insurance product you have chosen should be read in conjunction with this Prospectus.

	This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Certain additional information contained in the Statement of Additional Information dated April 29, 1996 ("SAI"), which has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference and is available upon request without charge from the Trust, 440 Lincoln Street, Worcester, MA 01653, (508) 855-1000.

	Investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

	THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE
REFERENCE.

	THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

















DATED APRIL 29, 1996
AS SUPPLEMENTED NOVEMBER 25, 1996
	TABLE OF CONTENTS

FINANCIAL HIGHLIGHTS
3


HOW IS THE FUND MANAGED?
5


WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES?
5


MANAGEMENT FEES AND EXPENSES
6


HOW ARE SHARES VALUED?
7


TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
7


SALE AND REDEMPTION OF SHARES
7


HOW IS PERFORMANCE DETERMINED?
8


ORGANIZATION AND CAPITALIZATION OF THE TRUST
8


INVESTMENT RESTRICTIONS
9


CERTAIN INVESTMENT STRATEGIES AND POLICIES
9


APPENDIX
1
1








	FINANCIAL HIGHLIGHTS

	The following financial highlights for the six months ended June 30, 1996 are derived from the Fund's unaudited financial statements dated June 30, 1996. All other data presented are derived from the Fund's financial statements audited by Price Waterhouse LLP, the independent accountants of the Trust. This information should be read in conjunction with the financial statements and notes thereto which appear in the Trust's Annual Report for the year ended December 31, 1995 ("Annual Report"), and which are incorporated by reference in the SAI. Further information about the performance of the Fund and the Trust is contained in the Annual Report which may be obtained without charge from the Trust, 440 Lincoln Street, Worcester, MA 01653,
(508) 855-1000.


ALLMERICA INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Year

Money Market Fund


	Period ended
	June 30, 1996 		Years Ended December 31,
	   (unaudited)	  1995 	  1994 	 1993   	  1992 	  1991

Net Asset Value,
 Beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.026	0.057	0.039	0.030 (A)	0.037	0.060
Net realized and unrealized
 gain (loss) on investments
Total from Investment
 Operations		0.026	0.057	0.039	0.030	0.037	0.060
Less Distributions:
Dividends from net
 investment income	(0.026)	(0.057)	(0.039)	(0.030)	(0.037)	(0.060)
Total Distributions	(0.026)	(0.057)	(0.039)	(0.030)	(0.037)	(0.060)
Net increase (decrease)
 in net asset value
Net Asset Value,
 End of period		$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return (B)		2.62%*	5.84%	5.93%	3.00%	3.78%	6.22%
Ratios/Supplemental Data:
Net Assets,
End of period (000's)	$178,984  $155,211  $95,991  $71,052  $64,506  $39,909
Ratios to average net assets:
Net investment income	5.20% 	5.68%	3.94%	2.95%	3.65%	5.98%
Operating expenses	0.33%*	0.36%	0.45%	0.42%(A)  0.44%	0.43%
Gross management fee	0.28%*	0.29%	0.31%	0.32%	N/A	N/A
Net management fee	0.28%*	0.29%	0.31%	0.31%	N/A	N/A

	Notes to Financial Statements

   	Annualized

 *	Not annualized

**	Unaudited

(A)	Net investment income per share and the operating expense ratios before reimbursement of fees by the
investment adviser for the years ended December 31, 1993, 1988, 1987, and 1986 were $0.030 and 0.43%, $0.084**
 and 0.71%, $0.076** and 0.75%, and $0.116**and 1.20%, respectively.

(B)	Total Return does not reflect fees charged at the Separate
Account level. Refer to the prospectus of the specific insurance product for such fee information.




ALLMERICA INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Year


Money Market Fund

				Years Ended December 31,
	             1990        1989        1988        1987   1986

Net Asset Value,
 Beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Income from
Investment Operation:
Net investment income	0.078	0.086	0.071 (A)  0.061 (A)  0.058 (A)
Net realized and unrealized
 gain (loss) on investments
Total from Investment
 Operations		0.078	0.086	0.071	0.061	0.058
Less Distributions:
Dividends from net
 investment income	(0.078)	(0.086)	(0.071)	(0.061)	(0.058)
Total Distributions	(0.078)	(0.086)	(0.071)	(0.061)	(0.058)
Net increase (decrease)
 in net asset value
Net Asset Value,
End of period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return (B)	8.17%	9.07%	7.3%**	6.2%**	6.1%**
Ratios/Supplemental Data:
Net Assets,
 End of period (000's)	$28,330	$12,060	$7,156	$4,726	$833
Ratios to average net assets:
Net investment income	8.22%	8.62%	7.13%	6.14%	5.87%
Operating expenses	0.42%	0.58%	0.60%(A)  0.60%(A)  0.60%(A)
Gross management fee	N/A	N/A	N/A	N/A	N/A
Net management fee	N/A	N/A	N/A	N/A	N/A

	Notes to Financial Statements

   	Annualized

 *	Not annualized

**	Unaudited

(A)	Net investment income per share and the operating expense ratios before reimbursement of fees by the investment adviser for the years ended December 31, 1993, 1988, 1987, and 1986 were $0.030 and 0.43%,
$0.084** and 0.71%, $0.076** and 0.75%, and $0.116**and 1.20%,
respectively.

(B)	Total Return does not reflect fees charged at the Separate
Account level. Refer to the prospectus of the specific insurance product for such fee information.



HOW IS THE FUND MANAGED?

	The overall responsibility for the supervision of the affairs of the Trust vests in the Board of Trustees of the Trust which meets on a quarterly basis. Allmerica Investment Management Company, Inc. (the "Manager") is responsible for the management of the Trust's day-to-day business affairs and has general responsibility for the management of the investments of the Fund. The Manager, at its expense, has contracted with Allmerica Asset Management, Inc. ("AAM" or the "Sub-Adviser") to manage the investments of the Fund, subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

	The Manager is a wholly-owned subsidiary of First Allmerica, a life insurance company, which was organized in Massachusetts in 1844. The Manager, organized August 19, 1985, also serves as manager of Allmerica Funds, an open-end investment company. The Manager and First Allmerica are located at 440 Lincoln Street, Worcester, Massachusetts 01653.

	The Sub-Adviser, which has been selected on the basis of various factors including management experience, investment techniques, and staffing, is authorized to engage in portfolio transactions on behalf of the Fund subject to such general or specific instructions as may be given by the Trustees and/or the Manager. The terms of the Sub-Adviser Agreement cannot be changed without the approval of a majority interest of the shareholders of the Fund. The Sub-Adviser has been selected by the Manager and the Trustees in consultation with Rogers, Casey & Associates ("Rogers, Casey"), a leading pension consulting firm. The cost of such consultation is borne by the Manager.

	Rogers, Casey provides consulting services to pension plans representing over $150 billion in total assets and, in its consulting capacity, monitors the investment performance of over 1,000 investment advisers. From time to time, specific clients of Rogers, Casey and the Sub-Adviser will be named in sales materials. At times, Rogers, Casey assists in the development of asset allocation strategies which may be used by shareholders in the diversification of their portfolio across different asset classes.

	Ongoing performance of the Sub-Adviser is reviewed and evaluated by a committee whose members may include senior officers of First Allmerica, its affiliate or the Manager and an independent consultant. Combined, the committee has over 150 years of investment experience. Historical performance data for the Fund is set forth in the "Financial Highlights" table on page 4. The Manager alone is responsible for the payment of all fees to the Sub-Adviser.

	The Manager also has entered into an Administrative Services Agreement with First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, whereby FDISG performs administrative services for the Fund and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to FDISG.

	WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES?

	Investment Objective: The Fund seeks to obtain maximum current income consistent with preservation of capital and liquidity. There is no assurance that the Fund will achieve its investment objective.

	Sub-Adviser: AAM, a wholly-owned subsidiary of First Allmerica, was incorporated in 1993 and is located at 440 Lincoln Street, Worcester, Massachusetts 01653. As of October 15, 1996, AAM had approximately $10.85 billion in assets under management. AAM serves as investment adviser to First Allmerica's General Account and to a number of affiliated insurance companies and other affiliated accounts and as adviser to Allmerica Securities Trust, a diversified, closed-end management investment company.

	The Fund's investment objective is fundamental and may not be changed without shareholder approval. Unless otherwise indicated, the Fund's investment policies are not fundamental and may be changed without shareholder approval.

 Investment Policies: The Fund seeks to achieve its objective by investing in the following high quality money market instruments:


	(a)	Obligations issued or guaranteed by the United States
Government, its agencies or instrumentalities;

	(b)	Commercial paper which meets the ratings requirements
as set forth in the paragraph below;

	(c)	Obligations of banks or savings and loan associations
(such as bankers acceptances and certificates of deposit, including dollar-denominated obligations of foreign branches of U.S. banks ("Eurodollars") and U.S. branches of foreign banks if such U.S. branches are subject to state banking requirements and Federal Reserve reporting requirements) which at the date of the investment have deposits of at least $1 billion as of their most recently published financial statements;

	(d)	Repurchase agreements with respect to obligations
described under (a) above (such obligations subject to repurchase agreement may bear maturities of more than one year); and

	(e)	Cash and cash equivalents.

	The Fund will not purchase any security unless (i) the security has received the highest quality rating by at least two nationally-recognized statistical rating organizations ("NRSROs") or by one NRSRO if only one has rated the security, or (ii) the security is unrated and in the opinion of AAM as Sub-Adviser, in accordance with guidelines adopted by the Trustees, is of a quality comparable with the highest rating of an NRSRO. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, but the Trustees will evaluate whether the security continues to present minimal credit risks. See the Appendix for an explanation of NRSRO ratings published by Moody's Investor Services, Inc. and Standard & Poor's Rating Service.

	The Fund will limit its portfolio investments to securities with a remaining maturity of 397 days as of the time of purchase, in accordance with the Trustees' guidelines. The portfolio will be managed to maintain a dollar weighted maturity of 90 days or less. In order to maximize the yield on its assets, the Fund intends to be as fully invested at all times as is reasonably practicable.

	There is always the risk that the issuer of an instrument may be unable to make payment upon maturity.

	MANAGEMENT FEES AND EXPENSES

	Under its Management Agreement with the Trust, the Manager is obligated to perform certain administrative and management services for the Trust; furnishes to the Trust all necessary office space, facilities, and equipment; and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager. Other than the expenses specifically assumed by the Manager under the Management Agreement, all expenses incurred in the operation of the Trust are borne by the Trust, including: fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933; other fees payable to the SEC; independent accountant fees; legal and custodial fees; association membership dues; taxes; interest; insurance premiums; brokerage commissions; fees and expenses of the Trustees who are not affiliated with the Manager; expenses for proxies, prospectuses, and reports to shareholders; Fund recordkeeping expenses; and other expenses. The Manager has voluntarily agreed to absorb any charges and expenses associated with Fund recordkeeping that exceed 0.10% of the Fund's average net assets.

	For services to the Fund, the Manager receives fees computed daily at an annual rate based on the average daily net asset value of the Fund in accordance with the following schedule:

	Assets
	First $50 Million	0.35%
	Next $200 Million	0.25%
	Over $250 Million	0.20%

	The Manager alone is responsible for the payment of all fees to the Sub-Adviser. The Manager pays the Sub-Adviser fees computed daily at an annual rate of 0.10% based on the average daily net asset value of the Fund. For the fiscal year ended December 31, 1995, the Fund paid the Manager gross fees before reimbursement at a rate of 0.29% of the Fund's average daily net assets.

	The voluntary expense limitation which the Manager has declared for the Fund and the operating expenses incurred for the fiscal year ended December 31, 1995 for the Fund were 0.60% and 0.36%, respectively.

	The Manager will reimburse voluntarily its fees and any expenses above the expense limitation. The expense limitation is voluntary and may be removed at any time without prior notice to existing shareholders. The Manager reserves the right to recover from the Fund any fees, within a current fiscal year period, which were reimbursed in that same year to the extent that total annual expenses did not exceed the applicable expense limitation. Non-recurring and extraordinary expenses are generally excluded in the determination of expense ratios of the Fund for purposes of determining any required expense reimbursement. Quotations of yield or total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect.


HOW ARE SHARES VALUED?

	The net asset value of the shares of the Fund is determined once daily as of the close of the New York Stock Exchange (the
"Exchange") on each day on which the Exchange is open for trading. All securities of the Fund are valued at amortized cost.

TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

	It is the policy of the Trust to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust will not be subject to federal income tax on any net income and any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders. Dividends out of net investment income will be declared and paid daily. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Accounts and any distributions are reinvested automatically by the Separate Accounts. Tax consequences to investors in the Separate Accounts which are invested in the Fund are described in the prospectuses for such accounts.

SALE AND REDEMPTION OF SHARES

	Shares of the Fund are sold in a continuous offering and currently may be purchased only by Separate Accounts of First Allmerica or its subsidiaries. The Separate Accounts are the funding mechanisms for variable annuity contracts. Shares of the Fund are sold at net asset value as next computed after receipt of the purchase order without the addition of any selling commission or "sales load." The Distributor, Allmerica Investments, Inc., at its expense, may provide promotional incentives to dealers that sell variable annuity contracts for which the Fund serves as an investment vehicle.

	Shares of the Fund currently are being issued also under separate prospectuses to Separate Accounts of Allmerica Life, First Allmerica, and subsidiaries of First Allmerica which issue variable or group annuity policies or variable life insurance policies (''mixed funding''). Although neither Allmerica Life nor the Trust currently foresees any disadvantage, it is conceivable that in the future such mixed funding may be disadvantageous for variable or group annuity policyowners or variable life insurance policyowners ("Policyowners"). The Trustees of the Trust intend to monitor events in order to identify any conflicts that may arise between such Policyowners and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable annuity and variable life separate accounts, Allmerica Life will pay the attendant expenses.

	The Trust redeems shares of the Fund at net asset value as next computed after receipt of a request for redemption in proper order. No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Accounts are sold subject to certain fees and charges, which may include sales and redemption charges, as described in the prospectuses for such Separate Accounts.

	Redemption payments will be paid within seven days after receipt by the Trust of a written request, except that the right of redemption may be suspended or payments postponed whenever permitted by applicable law and regulations.

HOW IS PERFORMANCE DETERMINED?

	The Fund's performance may be quoted in advertising. The Fund's performance may be compared with the performance of other investments or relevant indices. All performance information is based on historical results and is not intended to indicate future performance.

	For the Fund, "yield" represents an annualization of the change in value of an investment (excluding any capital changes) in the Fund for a specific seven-day period; "effective yield" compounds that yield for a year and is, for that reason, greater than the Fund's yield.

	Total return is based on the overall dollar or percentage change in value of a hypothetical investment in the Fund assuming all dividends and capital gain distributions are reinvested. Cumulative total return reflects the Fund's performance over a stated period of time. Average annual total return reflects the hypothetical, annually-compounded return that would have produced the same cumulative return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's return, they are not the same as actual year-by-year results.

	Yields and total returns quoted for the Fund include the effect of deducting the Fund's expenses, but may not include charges and expenses attributable to a particular insurance product. Since shares of the Fund can be purchased only through a variable annuity contract or variable life contract, you should carefully review the prospectus for the Separate Accounts for information on relevant charges and expenses. Including these charges in the quotations of the Fund's yield and total return would have the effect of decreasing performance. Performance information for the Fund must always be accompanied by, and be reviewed with, performance information for the Separate Accounts which invest in the Fund.

ORGANIZATION AND CAPITALIZATION OF THE TRUST

	The Trust was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated October 11, 1984 (the "Trust Declaration"). A copy of the Trust Declaration is on file with the Secretary of the Commonwealth of Massachusetts.

	The Trust has an unlimited authorized number of shares of beneficial interest which may be divided into an unlimited number of series of such shares, and which are divided presently into twelve series of shares, one series underlying the Fund. The Trust's shares are entitled to one vote per share (with proportional voting for fractional shares). The rights accompanying Fund shares are legally vested in the Separate Accounts. As a matter of policy, however, holders of variable life insurance or variable annuity contracts funded through the Separate Accounts have the right to instruct the Separate Accounts as to voting Fund shares on all matters to be voted on by Fund shareholders. Voting rights of the participants in the Separate Accounts are set forth more fully in the prospectuses or offering circular relating to those Accounts. See "Organization of the Trust" in the SAI for the definition of a "majority vote" of shareholders.

	The Trust is not required to hold annual meetings of shareholders. The Trustees or shareholders holding at least 10% of the outstanding shares may call special meetings of shareholders.




Fund Recordkeeping Agent

	FDISG, a wholly-owned subsidiary of First Data Corporation, calculates net asset value per share and maintains general accounting records for the Fund. FDISG is entitled to receive an annual Fund recordkeeping fee based on Fund assets and certain out-of-pocket expenses.


Custodian

	Bankers Trust Company, 130 Liberty Street, New York, New
York 10006, is the custodian of the securities and other assets of the Fund.

INVESTMENT RESTRICTIONS


	The following is a description of certain investment restrictions which are fundamental and may not be changed with respect to the Fund without shareholder approval. For a description of certain other investment restrictions, reference should be made to the SAI.

	1.	The Fund will not concentrate its investments in
particular industries, including debt obligations of foreign governments, but it may invest up to 25% of the value of its total assets in a particular industry. The restriction does not apply to investments in obligations issued or guaranteed by the United States of America, its agencies or instrumentalities, or to investments by the Fund in securities issued or guaranteed by domestic branches of U.S. banks.

	2.	The Fund will not invest more than 5% of the value of
its total assets in the securities of any one issuer (other than securities issued by or guaranteed as to principal or interest by the United States Government or any agency or instrumentality thereof) or acquire more than 10% of the voting securities of any one issuer.

	These limitations apply as of the time of purchase. If through market action the percentage limitations are exceeded, the Fund will not be required to reduce the amount of its holding in such investments.


CERTAIN INVESTMENT STRATEGIES AND POLICIES

Repurchase Agreements

	The Fund may invest in repurchase agreements, under which the Fund acquires ownership of a security (ordinarily U.S. Government securities) but the seller agrees, at the time of sale, to purchase the security at a mutually agreed upon time and price. Should any seller of a repurchase agreement fail to repurchase the underlying security, or should any seller become insolvent or involved in a bankruptcy proceeding, the Fund could incur costs and losses. Repurchase Agreements maturing in more than seven days are subject to the 15% limit on illiquid securities.

"When-Issued" Securities

	The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery and payment normally take place 15 to 45 days after the commitment to purchase. No income accrues on when-issued securities prior to delivery. Purchase of when-issued securities involves the risk that yields available in the market when delivery occurs may be higher than those available when the when-issued order is placed, resulting in a decline in the market value of the security. There is also the risk that under some circumstances the purchase of when-issued securities may act to leverage the Fund.




Lending of Securities

	For the purpose of realizing additional income, the Fund may lend portfolio securities to broker-dealers or financial institutions amounting to not more than 30% of its total assets taken at current value. While any such loan is outstanding, the Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. The Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves certain risks, including possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made in accordance with guidelines established by the Board of Trustees.





	APPENDIX

	Description of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Service ("S&P"), a division of
McGraw-Hill Companies, Inc., commercial paper ratings:

Commercial Paper Ratings

	Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. The highest designations is as follows:

	    Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

			- Leading market positions in well-established industries.

			- High rates of return on funds employed.

			- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

			- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

			- Well-established access to a range of
financial markets and assured sources of alternate liquidity.


	S&P commercial paper ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The highest rating category is as follows:

	    A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.


4


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